Advertising Costs	12 Months Ended
Dec. 31, 2015
Advertising Costs

Note 15 Advertising Costs

Advertising costs include electronic and print advertising, trade shows, collateral production and all forms of direct marketing. Advertising costs included in sales and marketing expense for financial years ended December 31, 2013, 2014 and 2015 were $34,550, $33,825 and $34,567, respectively.